Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Currency Opportunities Fund), Class A)	0 Months Ended
Feb. 01, 2012
(Oppenheimer Currency Opportunities Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	2.25%